Schedule of warrants outstanding (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jul. 31, 2019 CAD ($) Share $ / shares	Jul. 31, 2019 $ / shares	Jul. 31, 2018 Share	Jul. 31, 2017 Share
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	29,585,408		26,425,504	20,994,123
Net book value | $	$ 60,925
2018 Equity financing Exercise price of $5.60 expiring January 30, 2020
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	10,512,208
Net book value | $	$ 5,673
Warrants exercise price | $ / shares	$ 5.60
Warrants expiration date	Jan. 30, 2020
February 2018 financing warrants exercise price of $27.64 expiring February 16, 2020
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	4,413,498
Net book value | $	$ 1,331
Warrants exercise price | $ / shares	$ 27.64
Warrants expiration date	Feb. 16, 2020
June 2019 financing warrants exercise price of $15.79 expiring June 19, 2023
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	2,184,540
Net book value | $	$ 9,998
Warrants exercise price | $ / shares	$ 15.79
Warrants expiration date	Jun. 19, 2023
Broker/consultant warrants exercise price of $20.85 expiring February 16, 2020
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	264,809
Net book value | $	$ 160
Warrants exercise price | $ / shares	$ 20.85
Warrants expiration date	Feb. 16, 2020
Broker/consultant warrants exercise price of $11.84 expiring June 19, 2020
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	262,021
Net book value | $	$ 610
Warrants exercise price | $ / shares	$ 11.84
Warrants expiration date	Jun. 19, 2020
Broker/consultant warrants Exercise price of $0.75 expiring November 3, 2021
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	175,618
Net book value | $	$ 78
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Nov. 03, 2021
Broker/consultant warrants Exercise price of $0.75 expiring March 14, 2022
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	94,282
Net book value | $	$ 66
Warrants exercise price | $ / shares	$ 0.75
Warrants expiration date	Mar. 14, 2022
Broker/consultant warrants Exercise price of $15.79 expiring June 19, 2023
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	61
Net book value | $	$ 1
Warrants exercise price | $ / shares	$ 15.79
Warrants expiration date	Jun. 19, 2023
Inner Spirit warrants Exercise price of $15.63 expiring July 21, 2020
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	71,235
Net book value | $	$ 129
Warrants exercise price | $ / shares	$ 15.63
Warrants expiration date	Jul. 21, 2020
Joint Venture Molson warrants Exercise price of $6.00 expiring October 4, 2021
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	11,500,000
Net book value | $	$ 42,386
Warrants exercise price | $ / shares	$ 6.00
Warrants expiration date	Oct. 04, 2021
All Warrants Except 2017 Secured Convertible Debenture Warrants
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	29,478,272
Net book value | $	$ 60,432
2017 secured convertible debenture warrants exercise price of USD$0.76 expiring November 14, 2019
Warrants Exercised [Line Items]
Number of outstanding warrants | Share	107,136
Net book value | $	$ 493
Warrants exercise price | $ / shares		$ 0.76
Warrants expiration date	Nov. 14, 2019